Commitments - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Commitments [Abstract]
Capital expenditure on intangibles and property, plant and equipment	£ 599	£ 399	£ 263
Minimum lease rentals payables for short term leases and leases of low-value assets	36	13	11
Total future cash outflow for leases that had not yet commenced and not recognised as lease liabilities	£ 11	£ 11	£ 132